Pacer MSCI World Industry Advantage ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 14.1%
Alphabet, Inc. - Class A	141	$ 50,214
Alphabet, Inc. - Class C	123	43,868
AppLovin Corp. - Class A (a)	6	2,375
Charter Communications, Inc. - Class A (a)(b)	2	290
EchoStar Corp. - Class A (a)	3	252
Electronic Arts, Inc.	6	1,259
Fox Corp. - Class A (b)	5	291
Fox Corp. - Class B	4	208
KDDI Corp.	77	1,414
Liberty Media Corp.-Liberty Formula One - Class C (a)	6	589
Live Nation Entertainment, Inc. (a)(b)	4	696
Meta Platforms, Inc. - Class A	58	32,289
Netflix, Inc. (a)	111	7,960
News Corp. - Class A	10	276
NTT, Inc.	796	762
Omnicom Group, Inc.	8	630
Reddit, Inc. - Class A (a)	3	422
ROBLOX Corp. - Class A (a)	16	570
SoftBank Corp.	760	1,067
SoftBank Group Corp.	98	3,240
Take-Two Interactive Software, Inc. (a)	5	1,215
Walt Disney Co.	47	4,521
Warner Bros Discovery, Inc. (a)	62	1,630
		156,038

Consumer Discretionary - 12.0%
Airbnb, Inc. - Class A (a)	11	1,667
Aisin Corp.	12	168
Amazon.com, Inc. (a)	210	57,032
Asics Corp.	18	538
AutoZone, Inc. (a)	1	3,016
Bandai Namco Holdings, Inc.	13	377
Best Buy Co., Inc.	5	431
Booking Holdings, Inc.	21	4,051
Bridgestone Corp.	28	698
Burlington Stores, Inc. (a)	2	737
Carnival Corp. Ltd.	34	945
Carvana Co. (a)	17	1,060
Chipotle Mexican Grill, Inc. (a)	34	1,265
Darden Restaurants, Inc.	3	611
Denso Corp.	44	544
Dick's Sporting Goods, Inc. (b)	2	392
Domino's Pizza, Inc.	1	347
DoorDash, Inc. - Class A (a)	10	1,962
eBay, Inc.	11	1,254
Expedia Group, Inc.	3	884
Flutter Entertainment PLC (a)	4	418
Genuine Parts Co.	4	497
Hilton Worldwide Holdings, Inc.	6	1,923
Home Depot, Inc.	26	8,631
Honda Motor Co. Ltd.	96	981
Hyatt Hotels Corp. - Class A	1	174
Isuzu Motors Ltd.	14	211

Las Vegas Sands Corp.	8	391
Lowe's Cos., Inc.	15	3,117
Marriott International, Inc. - Class A	6	2,237
McDonald's Corp.	19	5,142
MercadoLibre, Inc. (a)	1	1,878
Nissan Motor Co. Ltd. (a)	61	129
O'Reilly Automotive, Inc. (a)	22	1,966
Panasonic Holdings Corp.	62	1,669
Ross Stores, Inc.	8	2,009
Royal Caribbean Cruises Ltd.	7	2,228
Sekisui House Ltd.	16	351
Shimano, Inc.	2	253
Sony Group Corp.	154	3,665
Starbucks Corp. (b)	30	3,157
Subaru Corp.	14	239
Sumitomo Electric Industries Ltd.	76	1,043
Suzuki Motor Corp.	42	551
TJX Cos., Inc.	29	4,563
Toyota Motor Corp.	250	4,819
Tractor Supply Co.	14	431
Ulta Beauty, Inc. (a)	1	513
Williams-Sonoma, Inc.	3	686
Yamaha Motor Co. Ltd.	24	203
Yum! Brands, Inc.	7	1,073
		133,127

Consumer Staples - 3.8%
Casey's General Stores, Inc.	1	871
Costco Wholesale Corp.	12	11,423
Dollar General Corp.	6	762
Dollar Tree, Inc. (a)	5	636
Kroger Co.	15	866
Nestle SA	68	6,814
Reckitt Benckiser Group PLC	17	1,201
Sysco Corp.	13	1,108
Target Corp.	12	1,734
Unilever PLC	59	3,757
Walmart, Inc.	116	12,899
		42,071

Energy - 1.3%
ARC Resources Ltd.	15	359
Cameco Corp.	11	949
Canadian Natural Resources Ltd.	55	2,620
Cenovus Energy, Inc.	35	1,055
Enbridge, Inc.	58	3,156
Imperial Oil Ltd.	4	519
Keyera Corp.	7	297
Pembina Pipeline Corp.	15	733
Suncor Energy, Inc.	31	2,082
TC Energy Corp.	27	1,818
Tourmaline Oil Corp.	10	442
Whitecap Resources, Inc.	32	378
		14,408

Financials - 13.6%
Affirm Holdings, Inc. (a)(b)	7	501
Allianz SE	10	4,987
American Express Co.	14	4,707

Ameriprise Financial, Inc.	2	1,092
Apollo Global Management, Inc.	11	1,381
Ares Management Corp. - Class A (b)	6	769
Bank of Montreal	18	3,229
Bank of New York Mellon Corp.	18	2,814
Bank of Nova Scotia	33	2,895
Berkshire Hathaway, Inc. - Class B (a)	37	18,927
Blackrock, Inc.	4	4,362
Blackstone, Inc.	20	2,555
Block, Inc. (a)	14	1,137
Canadian Imperial Bank of Commerce	24	2,843
Capital One Financial Corp.	16	3,344
Carlyle Group, Inc.	7	322
Cboe Global Markets, Inc.	3	931
Charles Schwab Corp.	44	4,631
CME Group, Inc.	10	2,678
Coinbase Global, Inc. - Class A (a)	6	878
Corebridge Financial, Inc. (b)	6	187
Corpay, Inc. (a)	2	764
Fidelity National Information Services, Inc.	14	627
Fiserv, Inc. (a)	14	755
Global Payments, Inc.	6	504
Goldman Sachs Group, Inc. (b)	8	8,147
Hannover Rueck SE	2	578
Interactive Brokers Group, Inc. - Class A	11	968
Intercontinental Exchange, Inc.	15	2,287
KKR & Co., Inc.	16	1,623
LPL Financial Holdings, Inc. (b)	2	707
Mastercard, Inc. - Class A	22	12,608
Moody's Corp.	4	1,914
Morgan Stanley	31	6,523
MSCI, Inc.	2	1,144
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3	1,807
Nasdaq, Inc.	12	1,130
National Bank of Canada	10	1,618
Northern Trust Corp.	5	911
PayPal Holdings, Inc.	23	1,316
Raymond James Financial, Inc.	5	880
Robinhood Markets, Inc. - Class A (a)	20	1,731
Rocket Cos., Inc. - Class A (a)(b)	24	310
Royal Bank of Canada	37	7,744
S&P Global, Inc.	8	3,295
SoFi Technologies, Inc. (a)(b)	34	555
State Street Corp.	7	1,289
Synchrony Financial (b)	9	682
T Rowe Price Group, Inc.	6	670
Talanx AG	2	266
Toast, Inc. - Class A (a)	12	387
Toronto-Dominion Bank	44	5,274
Tradeweb Markets, Inc. - Class A	3	301
Visa, Inc. - Class A	45	16,476
		150,961

Health Care - 6.6%
Abbott Laboratories	46	4,862
Becton Dickinson & Co. (b)	8	1,325
Boston Scientific Corp. (a)	39	1,822
Cardinal Health, Inc.	6	1,380
Cencora, Inc.	5	1,557

Centene Corp. (a)	13	809
Cigna Group	7	1,953
Cooper Cos., Inc. (a)	5	362
CVS Health Corp.	34	3,551
DexCom, Inc. (a)	10	834
Edwards Lifesciences Corp. (a)	15	1,291
Elevance Health, Inc.	6	2,255
Galderma Group AG	5	1,087
GE HealthCare Technologies, Inc.	12	816
HCA Healthcare, Inc.	4	1,610
Humana, Inc.	3	1,092
IDEXX Laboratories, Inc. (a)	2	1,118
Insulet Corp. (a)	2	331
Intuitive Surgical, Inc. (a)	9	3,180
Labcorp Holdings, Inc.	2	618
Lonza Group AG	2	1,391
McKesson Corp.	3	2,569
Medline, Inc. (a)(b)	10	393
Medtronic PLC	34	2,903
Novartis AG	48	7,517
Quest Diagnostics, Inc.	3	699
ResMed, Inc. (b)	4	844
Roche Holding AG	19	8,310
Roche Holding AG	1	443
Sandoz Group AG	11	895
STERIS PLC	3	685
Stryker Corp.	9	2,931
UnitedHealth Group, Inc.	24	9,946
Veeva Systems, Inc. - Class A (a)	4	815
Zimmer Biomet Holdings, Inc.	5	470
		72,664

Industrials - 3.1%
AGC, Inc.	5	191
Canadian National Railway Co.	14	1,780
Canadian Pacific Kansas City Ltd.	24	2,132
Daifuku Co. Ltd.	8	301
Daikin Industries Ltd.	7	1,025
Ebara Corp.	12	419
Experian PLC	24	903
FANUC Corp.	25	1,121
Fuji Electric Co. Ltd.	4	359
Fujikura Ltd.	40	1,049
Furukawa Electric Co. Ltd.	20	395
Hitachi Ltd.	117	3,873
IHI Corp.	26	462
Intertek Group PLC	4	315
ITOCHU Corp.	146	1,848
Kajima Corp.	10	338
Kawasaki Heavy Industries Ltd.	19	330
Komatsu Ltd.	23	1,011
Kubota Corp.	26	449
Makita Corp.	6	196
Marubeni Corp.	37	1,210
MINEBEA MITSUMI, Inc.	9	209
Mitsubishi Corp.	80	2,401
Mitsubishi Electric Corp.	50	1,858
Mitsubishi Heavy Industries Ltd.	85	2,011
Mitsui & Co. Ltd.	62	1,924

NIDEC CORP (a)	22	358
Obayashi Corp.	16	318
RELX PLC	47	1,651
Rentokil Initial PLC	67	311
Shimizu Corp.	13	194
SMC Corp.	1	443
Sumitomo Corp.	108	1,134
Taisei Corp.	4	329
TFI International, Inc.	2	270
Toyota Tsusho Corp.	17	718
		33,836

Information Technology - 41.0% (c)
Accenture PLC - Class A	16	2,655
Adobe, Inc. (a)	11	2,755
Advanced Micro Devices, Inc. (a)	43	20,474
Amphenol Corp. - Class A	32	5,142
Analog Devices, Inc.	13	4,776
Apple, Inc.	182	56,222
Applied Materials, Inc.	21	10,661
Arista Networks, Inc. (a)	28	5,050
Astera Labs, Inc. (a)	4	1,245
Atlassian Corp. - Class A (a)	4	404
Autodesk, Inc. (a)	6	1,405
Broadcom, Inc.	119	46,324
Cadence Design System, Inc. (a)	7	2,380
CDW Corp. (b)	3	443
Ciena Corp. (a)	4	1,508
Circle Internet Group, Inc. (a)	4	250
Cisco Systems, Inc.	105	12,179
Cloudflare, Inc. - Class A (a)	8	2,232
Cognizant Technology Solutions Corp. - Class A	13	720
Coherent Corp. (a)	5	1,314
CoreWeave, Inc. - Class A (a)	7	502
Corning, Inc.	21	2,903
Credo Technology Group Holding Ltd. (a)	4	828
Crowdstrike Holdings, Inc. - Class A (a)	28	5,344
Datadog, Inc. - Class A (a)	8	2,144
Dell Technologies, Inc. - Class C	8	3,243
Entegris, Inc.	4	476
Everpure, Inc. - Class A (a)	8	617
F5, Inc. (a)	1	403
Fabrinet (a)	1	435
Fair Isaac Corp. (a)	1	1,123
First Solar, Inc. (a)	3	633
Flex Ltd. (a)	10	1,138
Fortinet, Inc. (a)	17	2,753
Gen Digital, Inc.	14	384
Hewlett Packard Enterprise Co. (b)	35	1,677
HP, Inc.	24	655
Intel Corp. (a)	117	10,553
International Business Machines Corp.	25	5,591
Intuit, Inc.	7	2,213
IonQ, Inc. (a)(b)	9	328
IREN Ltd. (a)(b)	9	331
Jabil, Inc.	3	945
Keysight Technologies, Inc. (a)	5	1,595
KLA Corp.	32	5,850
Lam Research Corp. (b)	33	9,670

Lumentum Holdings, Inc. (a)	2	1,428
Marvell Technology, Inc.	23	4,314
Microchip Technology, Inc.	14	1,040
Micron Technology, Inc.	30	24,691
Microsoft Corp.	131	60,878
MongoDB, Inc. (a)(b)	2	675
Monolithic Power Systems, Inc.	1	1,426
Motorola Solutions, Inc.	4	1,743
NetApp, Inc.	5	893
NVIDIA Corp.	247	49,585
NXP Semiconductors NV	7	1,604
Okta, Inc. (a)	4	568
ON Semiconductor Corp. (a)	10	816
Oracle Corp.	46	5,974
Palantir Technologies, Inc. - Class A (a)	58	7,138
Palo Alto Networks, Inc. (a)	22	7,300
PTC, Inc. (a)	3	412
Qnity Electronics, Inc.	6	787
QUALCOMM, Inc.	28	4,133
Roper Technologies, Inc.	3	1,176
salesforce.com, Inc.	21	3,864
Samsara, Inc. - Class A (a)	9	335
Seagate Technology Holdings PLC	6	5,137
ServiceNow, Inc. (a)	28	3,114
Snowflake, Inc. - Class A (a)	9	2,640
Strategy, Inc. - Class A (a)(b)	7	653
Super Micro Computer, Inc. (a)(b)	13	369
Synopsys, Inc. (a)	5	1,944
TE Connectivity PLC	8	1,646
Teledyne Technologies, Inc. (a)	1	656
Teradyne, Inc.	4	1,471
Texas Instruments, Inc.	24	6,618
Trimble, Inc. (a)(b)	6	340
Twilio, Inc. - Class A (a)	4	789
Tyler Technologies, Inc. (a)	1	310
VeriSign, Inc.	2	580
Western Digital Corp.	9	4,904
Workday, Inc. - Class A (a)	6	962
Zoom Communications, Inc. - Class A (a)	6	576
Zscaler, Inc. (a)	3	454
		454,416

Materials - 1.0%
Agnico Eagle Mines Ltd.	13	1,887
Alamos Gold, Inc. - Class A	11	306
Barrick Mining Corp.	44	1,615
CCL Industries, Inc. - Class B	4	265
Equinox Gold Corp.	20	179
First Quantum Minerals Ltd. (a)	18	499
Franco-Nevada Corp.	5	1,064
Ivanhoe Mines Ltd. - Class A (a)	21	151
Kinross Gold Corp.	32	738
Lundin Gold, Inc.	3	168
Lundin Mining Corp.	18	446
LunR Royalties Corp. (a)	1	8
Nutrien Ltd.	13	897
Pan American Silver Corp.	11	474
Teck Resources Ltd. - Class B	12	722
Wheaton Precious Metals Corp.	12	1,305

			10,724

Real Estate - 0.2%
Daito Trust Construction Co. Ltd.	8		169
Daiwa House Industry Co. Ltd.	15		441
Hulic Co. Ltd.	12		133
Mitsubishi Estate Co. Ltd.	27		661
Mitsui Fudosan Co. Ltd.	65		637
Sumitomo Realty & Development Co. Ltd.	15		340
			2,381

Utilities - 0.5%
Acciona SA	1		275
Endesa SA	8		391
Iberdrola SA	164		3,911
Naturgy Energy Group SA	7		234
Redeia Corp. SA	11		194
			5,005
TOTAL COMMON STOCKS (Cost $1,105,686)			1,075,631

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares		Value
Real Estate - 2.8%
American Tower Corp.	12		2,080
Annaly Capital Management, Inc.	19		432
AvalonBay Communities, Inc.	4		742
Crown Castle, Inc.	12		916
Digital Realty Trust, Inc.	9		1,697
Equinix, Inc.	3		3,058
Equity Residential	9		598
Essex Property Trust, Inc.	2		568
Extra Space Storage, Inc.	6		888
Gaming and Leisure Properties, Inc.	7		313
Invitation Homes, Inc.	14		416
Iron Mountain, Inc.	8		979
Kimco Realty Corp.	18		459
Mid-America Apartment Communities, Inc.	3		397
Prologis, Inc. (b)	25		3,615
Public Storage	4		1,297
Realty Income Corp.	25		1,597
Regency Centers Corp.	4		321
SBA Communications Corp.	3		543
Simon Property Group, Inc.	9		2,064
Sun Communities, Inc.	3		370
Ventas, Inc. (b)	13		1,216
VICI Properties, Inc. (b)	29		764
Welltower, Inc.	19		4,454
Weyerhaeuser Co.	19		476
WP Carey, Inc. (b)	6		442
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,808)			30,702

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	35,944		35,944
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,944)			35,944

TOTAL INVESTMENTS - 103.2% (Cost $1,171,438)			1,142,277
Liabilities in Excess of Other Assets - (3.2)%		(0.03157)	(34,954)

TOTAL NET ASSETS - 100.0%	$ 1,107,323
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $34,903.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer MSCI World Industry Advantage ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,075,631	$ –	$ –	$ 1,075,631
Real Estate Investment Trusts	30,702	–	–	30,702
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	35,944
Total Investments	$ 1,106,333	$ –	$ –	$ 1,142,277

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.